Average Annual Total Returns - Class A - DWS CROCI International VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 01, 1987	2.61%	5.62%	2.85%	(2.63%)	4.20%	3.37%